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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Morgan, Lewis & Bockius LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2017 - 6/30/2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-00082

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
AbbVie Inc.	ABBV	00287Y109	5/4/2018	1. To elect four directors: 01. Roxanne S. Austin, 02. Richard A. Gonzalez, 03. Rebecca B. Roberts, 04. Glenn F. Tilton.	Issuer	No
				2. Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2018.	Issuer	No
				3. An advisory vote on the approval of executive compensation.	Issuer	No
				4. An advisory vote on the frequency of the advisory vote to approve executive compensation.	Issuer	No
				5. Approval of a management proposal regarding amendment of the certificate of incorporation for the annual election of directors.	Issuer	No
				6. Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting.	Issuer	No
				7. Stockholder proposal regarding an annual report on lobbying.	Issuer	No
				8. Stockholder proposal to separate chair and CEO.	Issuer	No
				9. Stockholder proposal to issue an annual compensation committee report on drug pricing.	Issuer	No

Banco Bradesco SA	BBD	59460303	3/12/2018	5a. Election of the fiscal council: Luiz Carlos de Freitas (effective) and Joao Sabino (alternate).	Issuer	No
				5b. Election of the fiscal council: Walter Luis Bernardes Albertoni (effective) and Reginaldo Ferreira Alexandre (alternate).	Issuer	No
				5c. Election of the fiscal council: Luiz Alberto de Castro Fallerios (effective) and Eduardo Georges Chehab (alternate).	Issuer	No

Bank of America	BAC	60505104	4/25/2018
1. Election of fifteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White M. Thomas D. Woods, N. R. David Yost, O. Maria T. Zuber.
					Issuer	Yes	For	For

				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				4. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For

Best Buy Co., Inc.	BBY	86516101	6/12/2018
1. To elect ten directors: a. Lisa M. Caputo, b. J. Patrick Doyle, c. Russell P. Fradin, d. Kathy J. Higgins Victor, e. Hubert Joly, f. David W. Kenny, g. Karen A. McLoughlin, h. Thomas L. Milner, i. Claudia F. Munce, j. Richelle P. Parham.
					Issuer	No
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending February 2, 2019.	Issuer	No
				3. To approve in a non-binding advisory vote the named executive officer compensation.	Issuer	No

Carnival Corporation	CCL	143658300	4/11/2018	1. Re-elect Mickey Arison as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				2. Re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				3. Elect Jason Glen Cahilly as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				4. Re-elect Helen Deeble as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				5. Re-elect Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				6. Re-elect Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				7. Re-elect Debra Kelly-Ennis as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				8. Re-elect Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				9. Re-elect Stuart Subonick as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				10. Re-elect Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				11. Re-elect Randall J. Weisenburger as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For

				12. Hold a (non-binding) advisory vote to approve executive compensation (in accordance with legal requirements applicable to U.S. companies).	Issuer	Yes	For	For
				13. Approve the Carnival plc Directors' Remuneration Report (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For

14. Re-appoint the UK firm of PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of the U.S. firm of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm of Carnival Corporation.
					Issuer	Yes	For	For
				15. Authorize the Audit Committee of Carnival plc to determine the renumeration of the independent auditors of Carnival plc (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For
				16. Receive the UK accounts and reports of the Directors and auditors of Carnival plc for the year ended November 30, 2017 (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For
				17. Approve the giving of authority for the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Yes	For	For
				18. Approve the disapplication of pre-emption rights in relation to the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Yes	For	For

19. Approve a general authority for Carnvial plc to buy back Carnival plc ordinary shares in the open market (in accordance with legal requirements applicable to UK companies desiring to implement share buy back programs).
					Issuer	Yes	For	For
				20. Transact such other business as may properly come before the meeting.	Issuer	Yes	For	For

The Charles Schwab Corporation	SCHW	808513105	5/15/2018	1a. Election of director: Walter W. Bettinger II.	Issuer	No
				1b. Election of director: Joan T. Dea.	Issuer	No
				1c. Election of director: Christopher V. Dodds.	Issuer	No
				1d. Election of director: Mark A. Goldfarb.	Issuer	No
				1e. Election of director: Charles A. Ruffel.	Issuer	No
				2. Ratification of the selection of Deloitte & Touche LLP as independent auditors.	Issuer	No
				3. Advisory vote to approve named executive officer compensation.	Issuer	No

				4. Approval of 2013 Stock Incentive Plan as amended and restated.	Issuer	No
				5. Approval of amended and restated bylaws to adopt a proxy access bylaw for director nominations by stockholders.	Issuer	No
				6. Stockholder proposal requesting annual disclosure of EEO-1 data.	Security Holder	No
				7. Stockholder proposal requesting disclosure of the Company's political contributions and expenditures, recipients, and related policies and procedures.	Security Holder	No

Citigroup Inc.	C	172967424	4/24/2018
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. John C. Dugan, D. Duncan P. Hennes, E. Peter B. Henry, F. Franz B. Humer, G. S. Leslie Ireland, H. Renee J. James, I. Eugene M. McQuade, J. Michael E. O'Neill, K. Gary M. Reiner, L. Anthony M. Santomero, M. Diana L. Taylor, N. James S. Turley, O. Deborah C. Wright, P.Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2017 executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a Human and Indigenous Peoples' Rights Policy.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that our Board take the steps necessary to adopt cumulative voting.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting an amendment to Citi's proxy access bylaw provisions pertaining to the aggregation limit and the number of candidates.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the Board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the Board amend Citi's bylaws to give holders in the aggregate of 15% of Citi's outstanding common stock the power to call a special meeting.	Security Holder	Yes	Against	For

Diamondback Energy, Inc.	FANG	25278X109	6/7/2018	1. To elect seven directors: A. Steven E. West, B. Travis D. Slice, C. Michael L. Hollis, D. Michael P. Cross, E. David L. Houston, F. Mark L. Plaumann, G. Melanie M. Trent.	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation paid to the Company's named executive directors.	Issuer	Yes	For	For
				3. Proposal to ratify the appointment of Grant Thornton LLP as the Company's independent auditors for the fiscal year ending December 31, 2018.	Issuer	Yes	For	For

D.R. Horton, Inc.	DHI	23331A109	1/24/2018	1. To elect five directors: A. Donald R. Horton, B. Barbara K. Allen, C. Brad S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt.	Issuer	No
				2. Approval of the advisory resolution on executive compensation.	Issuer	No
				3. Approval of the advisory vote as to the frequency of future advisory votes on executive compensation.	Issuer	No
				4. Approval of the material terms of the performance criteria under the Company's 2017 incentive bonus plan.	Issuer	No
				5. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	No

JP Morgan Chase & Co.	JPM	46625H100	5/15/2018
1. To elect twelve directors: a. Linda B. Bammann, b. James A. Bell, c. Stephen B. Burke, d. Todd A. Combs, e. James S. Crown, f. James Dimon, g. Timothy P. Flynn, h. Mellody Hobson, i. Laban P. Jackson, Jr., j. Michael A. Neal, k. Lee R. Raymond, l. William C. Weldon.
					Issuer	Yes	For	For
				2. Ratification of special meeting provisions in the Firm's By-Laws.	Issuer	Yes	For	For
				3. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				4. Approval of Amended and Restated Long-Term Incentive Plan effective May 15, 2018	Issuer	Yes	For	For
				5. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

6. Shareholder proposal requesting Board of Directors to adopt a policy, and amend governing documents as necessary, to require henceforth that the Chair of the Board of Directors, whenever possible, be an independent member of the board.
					Security Holder	Yes	Against	For

7. Shareholder proposal requesting the Board of Directors adopt a policy prohibiting the vesting of equity-based awards for senior executives due to a voluntary resignation to enter government service.
					Security Holder	Yes	Against	For

8. Shareholder proposal requesting the Board of Directors issue a report analyzing JPMorgan's published corporate values align with its policies regarding investments in companies tied to genocide or crimes against humanity, and specifically explain how its investments in CNPC/PetroChina are consistent with its published corporate values.
					Security Holder	Yes	Against	For
				9. Shareholder proposal recommending the Board take the steps necessary to adopt cumulative voting.	Security Holder	Yes	Against	For

Lam Research Corporation	LCRX	512807108	11/8/2017
1. To elect ten directors: 01. Martin B. Anstice, 02. Eric K. Brandt, 03. Michael R. Cannon, 04. Youssef A. El-Mansy, 05. Christine A. Heckart, 06. Young Bum (YB) Koh, 07. Catherine P. Lego, 08. Stephen G. Newberry, 09. Abhijit Y. Talwalkar, 10. Lih Shyng Tsai.
					Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of the named executive officers of Lam Research.	Issuer	Yes	For	For
				3. Advisory vote to approve the frequency of holding future stockholder advisory votes on Company's named executive officer compensation to 1 year.	Issuer	Yes	For	For
				4. Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2018.	Issuer	Yes	For	For
				5. Stockholder proposal regarding annual disclosure of EEO-1 Data.	Security Holder	Yes	Against	For

LyondellBasell Industries N.V.	LYB	N53745100	6/1/2018	1. Adoption of the proposed amendments to Company's articles of association.	Issuer	No

2. Election of directors to Company's unitary board and Company's supervisory board, for the period following the meeting until the unitary board is formally implemented or in the event the amendments to Company's articles of association are not adopted: 2a. Bhavesh (Bob) Patel (unitary board only), 2b. Robert Gwin, 2c. Jacques Aigrain, 2d. Lincoln Benet, 2e. Jagjeet Bindra, 2f. Robin Buchanan, 2g. Stephen Cooper, 2h. Nance Dicciani, 2i. Claire Farley, 2j. Isabella Goren, 2k. Bruce Smith, 2l. Rudy van der Meer.
					Issuer	No

3. Election of directors to Company's management board, for the period following the meeting until the unitary board is formally implemented or in the event the amendments to Company's articles of association are not adopted: 3a. Bhavesh (Bob) Patel, 3b. Thomas Aebischer, 3c. Daniel Coombs, 3d. Jeffrey Kaplan, 3e. James Guilfoyle.
					Issuer	No

				4. Adoption of Dutch Statutory annual accounts for 2017.	Issuer	No
				5. Discharge from liability of members of the management board.	Issuer	No
				6. Discharge from liability of members of the supervisory board.	Issuer	No
				7. Appointment of PricewaterhouseCoopers accountants N.V. as the auditor for Company's 2018 Dutch Statutory annual accounts.	Issuer	No
				8. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2018.	Issuer	No
				9. Ratification and approval of dividends in respect of the 2017 Dutch Statutory annual account.	Issuer	No
				10. Advisory (non-binding) vote approving executive compensation.	Issuer	No
				11. Authorization to conduct shares repurchases.	Issuer	No
				12. Authorization of the cancellation of shares.	Issuer	No
				13. Amendment and extension of employee stock purchase plan.	Issuer	No

Micron Technology, Inc.	MU	595112103	1/17/2018	1. To elect seven directors: 1. Robert L. Bailey, 2. Richard M. Beyer, 3. Patrick J. Byrne, 4. Mercedes Johnson, 5. Sanjay Mehrotra, 6. Lawrence N. Mondry, 7. Robert E. Switz.	Issuer	Yes	For	For
				2. Approve Company's employee stock purchase plan with 33 million shares reserved for issuance thereunder.	Issuer	Yes	For	For
				3. Approve the material terms of the performance goals under Company's executive officer performance incentive plan.	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the fiscal year ending August 30, 2018.	Issuer	Yes	For	For
				5. Approve a non-binding resolution to approve executive compensation	Issuer	Yes	For	For
				6. Approve, in a non-binding vote, the frequency with which shareholders will be entitled to have an advisory vote on executive compensation to 1 year.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/24/2018
1. To elect twelve directors: a. Elizabeth Corley, b. Alistair Darling, c. Thomas H. Glocer, d. James P. Gorman, e. Robert H. Herz, f. Nobuyuki Hirano, g. Jami Miscik, h. Dennis M. Nally, i. Hutham S. Olayan, j. Ryosuke Tamakoshi, k. Perry M. Traquina, l. Rayford Wilkins, Jr..
					Issuer	Yes	For	For

				2. Ratification of appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the Company's executive compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Petroleo Brasileiro S.A.	PBR	71654V408	4/26/2018	E1. Proposal for the amendment of Petrobras' bylaw.	Issuer	No
				E2. Consolidation of the bylaw to reflect the approved amendments.	Issuer	No

1. To analyze manageents accounts, examination, discussion and voting of the integrated reporting and the Company's financial statements, accompanied by the report of the independent auditors and the fiscal council's report, for the fiscal year ended December 31, 2017.
					Issuer	No
				2. Set the number of members of the Board of directors, as proposed.	Issuer	No
				3. Election of the members of the Board of directors.	Issuer	No
				3a1. Candidates nominated by the controlling shareholder:	Issuer	No
				1. Luiz Nelson Guedes de Carvalho.	Issuer	No
				2. Pedro Pullen Parente.	Issuer	No
				3. Francisco Petros Oliveira Lima Papathanasiadis.	Issuer	No
				4. Sergen Farid Estefen.	Issuer	No
				5. Jose Alberto de Paula Torres Lima.	Issuer	No
				6. Clarissa de Arauujo Lins.	Issuer	No
				7. Ana Lucia Pocas Zambelli.	Issuer	No
				8. Jeronimo Antunes.	Issuer	No
				3a2. If one of the candidates that compose the slate fails to integrate it, your vote will continue to be conferred to the chosen slate.	Issuer	No
				3a3. In case of adoption of the multiple vote process, to distribute your votes in equal percentages by the members of the controlling shareholder slate.	Issuer	No
				3b. Candidates nominated by minority shareholders for the separate election:	Issuer	No
				3b1. Marcelo Mesquita de Siqueira Filho.	Issuer	No
				3b2. Marcelo Gasparino da Silva.	Issuer	No
				4. Election of the chairman of the Board of directors: Luiz Nelson Guedes de Carvalho.	Issuer	No
				5. Election of the members of the Fiscal Council.	Issuer	No

5a. Candidates nominated by the controlling shareholder: Holder: Adriano Pereira de Paula, Substitute: Jose Franco Medeiros de Morais, Holder: Marisete Fatima Dadald Pereira, Substitute: Agnes Maria de Aragao Costa, Holder: Eduardo Cesar Pasa, Substitute: Mauricyo Jose Andrade Correia.
					Issuer	No
				5b. Candidates nominated by minority shareholders for the separate election: Holder: Reginaldo Ferreira Alexandre, Substitute: Susan Hanna Stiphan Jabra.	Issuer	No
				6. Establishment of the financial compensation of directors, members of the Fiscal Council and members of the Statutory Advisory Committees to the Board of Directors.	Issuer	No

Prudential Financial, Inc.	PRU	744320102	5/8/2018
1. To elect twelve directors: a. Thomas J. Baltimore, Jr., b. Gilbert F. Casellas, c. Mark B. Grier, d. Martina Hund-Mejean, e. Karl J. Krapek, f. Peter R. Lighte, g. George Paz, h. Sandra Pianalto, i. Christine A. Poon, j. Douglas A. Scovanner, k. John R. Strangfeld, l. Michael A. Todman.
					Issuer	Yes	For	For
				2. To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Shareholder proposal regarding an independent Board Chairman.	Issuer	Yes	Against	For

Royal Caribbean Cruises LTD.	RCL	V7780T103	5/21/2018
1. To elect twelve directors: A. John F. Brock, B. Richard D. Fain, C. William L. Kimsey, D. Maritza G. Montiel, E. Ann S. Moore, F. Eyal M. Ofer, G. Thomas J. Pritzker, H. William K. Reilly, I. Bernt Reitan, J. Vagn O. Sorensen, K. Donald Thompson, L. Arne Alexander Wilhelmsen.
					Issuer	Yes	For	For
				2. Advisory approval of the Company's compensation of its named executive officers.	Issuer	Yes	For	For
				3. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For

Skyworks Solutions, Inc.	SWKS	83088M102	5/9/2018	1.1 Election of director: David J. Aldrich.	Issuer	No
				1.2 Election of director: Kevin L. Beebe.	Issuer	No
				1.3 Election of director: Timothy R. Furey.	Issuer	No
				1.4 Election of director: Liam K. Griffin.	Issuer	No
				1.5 Election of director: Balakrishnan S. Iyer.	Issuer	No

				1.6 Election of director: Christine King.	Issuer	No
				1.7 Election of director: David P. McGlade.	Issuer	No
				1.8 Election of director:David J. McLachlan.	Issuer	No
				1.9 Election of director: Robert A. Schriesheim.	Issuer	No
				2. To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm.	Issuer	No
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No
				4. To approve the Company's amended and restated 2008 director long-term incentive plan, as amended.	Issuer	No
				5. To ratify an amendment to the Company's by-laws that provides the Company's stockholder the right to request a special meeting of stockholders.	Issuer	No

Transocean Ltd.	RIG	H8817H100	5/18/2018	1. Approval of the 2017 annual report, including the audited consolidated financial statements and the audited statutory financial statements of Transocean Ltd. For fiscal year 2017.	Issuer	No
				2. Discharge of the members of the board of directors and executive management team from liability for activities during fiscal year 2017.	Issuer	No

3. Appropriation of the accumulated loss for fiscal year 2017 and release of CHF 1,500,000,000 of statutory capital reserves from capital contribution and allocation to free capital reserves from capital contribution.
					Issuer	No
				4. Renewal of authorized share capital.	Issuer	No
5. Re-election of eleven directors, each for a term extending until completion of the next annual general meeting.
				5A. Glyn A. Barker.	Issuer	No
				5B. Vanessa C.L. Chang.	Issuer	No
				5C. Frederico F. Curado.	Issuer	No
				5D. Chadwick C. Deaton.	Issuer	No
				5E. Vincent J. Intrieri.	Issuer	No
				5F. Samuel J. Merksamer.	Issuer	No
				5G. Merrill A. "Pete" Miller, Jr..	Issuer	No
				5H. Frederik W. Mohn.	Issuer	No
				5I. Edward R. Muller.	Issuer	No
				5J. Tan Ek Kia.	Issuer	No
				5K. Jeremy D. Thigpen.	Issuer	No

				6. Election of Merrill A. "Pete" Miller, Jr. as the chairman of the board of directors for a term extending until completion of the next annual general meeting.	Issuer	No
7. Election of the members of the compensation committee, each for a term extending until completion of the next annual general meeting.
				7A. Frederico F. Curado.	Issuer	No
				7B. Vincent J. Intrieri.	Issuer	No
				7C. Tan Ek Kia.	Issuer	No
				8. Re-election of Schweiger Advokatur / Notariat as the independent proxy for a term extending until completion of the next annual general meeting.	Issuer	No

9. Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2018 and re-election of Ernst & Young Ltd, Zurich, as the Company's auditor for a further one-year term.
					Issuer	No
				10. Advisory vote to approve named executive officer compensation.	Issuer	No
11. Prospective votes on the maximum compensation of the board of directors and executive management team, respectively.
				11A. Ratification of an amount of US $4,121,000 as the maximum aggregate amount of compensation of the board of directors for the period between 2018 and the 2019 annual general meetings.	Issuer	No
				11B. Ratification of an amount of US $24,000,000 as the maximum aggregate amount of compensation of the executive management team for fiscal year 2019.	Issuer	No
				12. Approval of amendment to Transocean Ltd. 2015 Long-Term incentive plan for additional reserves.	Issuer	No

Turquoise Hill Resources Ltd.	TRQ	900435108	5/8/2018	1. To elect seven directors: 01. James W. Gill, 02. R. Peter Gillin, 03. Stephen Jones, 04. Ulf Quellmann, 05. Russel C. Robertson, 06. Maryse Saint-Laurent, 07. Jeff Tygesen.	Issuer	Yes	For	For
				2. To appoint PricewaterhouseCoopers LLP, Chartered professional accountants, as auditors of the Corporation at a remuneration to be fixed by the board of directors.	Issuer	Yes	For	For
				3. Non-binding advisory vote to accept the approach to executive compensation.	Issuer	Yes	For	For

United Rental, Inc.	URI	911363109	5/9/2018	1a. Election of director: Jose B. Alvarez.	Issuer	No
				1b. Election of director: Jenne K. Britell.	Issuer	No
				1c. Election of director: Marc A. Bruno.	Issuer	No

				1d. Election of director: Bobby J. Griffin.	Issuer	No
				1e. Election of director: Terri L. Kelly.	Issuer	No
				1f. Election of director: Michael J. Kneeland.	Issuer	No
				1g. Election of director: Gracia C. Martore.	Issuer	No
				1h. Election of director: Jason D. Papastavrou.	Issuer	No
				1i. Election of director: Filippo Passerini.	Issuer	No
				1j. Election of director: Donald C. Roof.	Issuer	No
				1k. Election of director: Shiv Singh.	Issuer	No
				2. Ratification of appointment of Ernst & Young LLP as public accounting firm.	Issuer	No
				3. Advisory approval of executive compensation.	Issuer	No
				4. Stockholder proposal on shareholder right to act by written consent.	Security Holder	No

Vale S.A.	VALE	91912E105	10/18/2017	1. Amendment to Vale's by-laws.	Issuer	No
				2. Conversion of all class "A" preferred shares issued by Vale into common shares in the ratio of 0.9342 common share for each class "A" preferred share.	Issuer	No

3. Election of two members of the board of directors. A holder may vote for up to two candidates. If the quorum for the separate election is achieved, only one member will be elected pursuant to this resolution 3. if the quorum for separate election is not achieved, two members will be elected pursuant to this resolution 3.

				3.1. Candidate 1: Isabella Soboya, as effective member.	Issuer	No
				3.2. Candidate 2: Ricardo Reisen de Pinho, as effective member and Marcio Guedes Pereira Junior, as alternate.	Issuer	No
4. Separate election process for one member of the board of directors by non-controlling holders of common shares.
				4.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				4.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C. H. Bastit, as alternate.	Issuer	No
5. Separate election process for one member of the board of directors by non-controlling holders of common shares aggregated with preferred shares.
				5.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				5.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C.H. Bastit as alternate.	Issuer	No

Vale S.A.	VALE	91912E105	12/21/2017	1. Proposal to list Vale's shares on the "Novo Mercado" special segment of the B3 S.A. - Brasil, Bolsa, Balcao (B3)	Issuer	No
				2. Amendment to Vale's by-laws.	Issuer	No
				3. Approval of the protocol and justification of merger of Balderton.	Issuer	No
				4. Approval of the protocol and justification of merger of Fortlee.	Issuer	No
				5. Approval of the protocol and justification of partial spin-off of EBM, with the merger of the spun-off portion into Vale.	Issuer	No
				6. Ratification of premiumbravo auditores independentes as auditors.	Issuer	No
				7. Approval of the appraisal report of Balderton, prepard by the specialized company.	Issuer	No
				8. Approval of the appraisal report of Fortlee, prepared by the specialized company.	Issuer	No
				9. Approval of the appraisal report of the spun-off portion of EBM's equity, prepared by the specialized company.	Issuer	No
				10. Approval of the merger of Balderton.	Issuer	No
				11. Approval of the merger of Fortlee.	Issuer	No
				12. Approval of the merger of the spun-off portion of EBM's equity.	Issuer	No
				13. Ratification of appointment of effective and alternate members of the board of directors.	Issuer	No

Vale S.A.	VALE	91912E105	4/13/2018	1. Evaluation of the management's report and analysis, discussion and vote on the financial statements for the fiscal year ended December 31, 2017.	Issuer	Yes	For	For
				2. Proposal for the allocation of profits for the year 2017, and the consequent approval of Vale's capital budget.	Issuer	Yes	For	For
				3. Ratification of nomination of Mr. Ney Roberto Ottoni de Brito as principal member of the Board of Directors.	Issuer	Yes	For	For

4. Election of the members of the Fiscal Council and respective alternates nominated by controlling shareholders: Marcelo Amaral Moraes = Effective, Marcus Vinicius Dias Severini = Effective, Eduardo Cesar Pasa = Effective, Sergio Mamede Rosa do Nascimento = Alternate.
					Issuer	Yes	For	For
				5. Setting the compensation of management and members of the Fiscal Council for the year 2018.	Issuer	Yes	For	For
				6. Ratification of the annual compensation paid to management and members of the Fiscal Council in the year 2017.	Issuer	Yes	For	For
				E1. Amendment to Vale's by-laws and its restatement.	Issuer	Yes	For	For

Western Digital Corporation	WDC	958102105	11/2/2017	1. To elect eight directors:
				1a. Martin I. Cole	Issuer	No
				1b. Kathleen A. Cote.	Issuer	No
				1c. Henry T. DeNero.	Issuer	No
				1d. Michael D. Lambert.	Issuer	No
				1e. Len J. Lauer.	Issuer	No
				1f. Matthew E. Massengill.	Issuer	No
				1g. Stephen D. Milligan.	Issuer	No
				1h. Paula A. Price.	Issuer	No
				2. To approve on an advisory basis the named executive officer compensation.	Issuer	No
				3. To approve on an advisory basis the frequency of future advisory votes on named executive officer compensation.	Issuer	No

4. To approve an amendment and restatement of Company's 2004 performance incentive plan that would among other things, rename the plan as the "2017 performance incentive plan" and increase by fourteen million (14,000,000) the number of shares of common stock available for issuance under the plan.
					Issuer	No
				5. To ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for the fiscal year ending June 29, 2018.	Issuer	No

CGM Trust - File No. 811-00082

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Bank of America	BAC	60505104	4/25/2018
1. Election of fifteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White M. Thomas D. Woods, N. R. David Yost, O. Maria T. Zuber.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				4. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/24/2018
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. John C. Dugan, D. Duncan P. Hennes, E. Peter B. Henry, F. Franz B. Humer, G. S. Leslie Ireland, H. Renee J. James, I. Eugene M. McQuade, J. Michael E. O'Neill, K. Gary M. Reiner, L. Anthony M. Santomero, M. Diana L. Taylor, N. James S. Turley, O. Deborah C. Wright, P.Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2017 executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a Human and Indigenous Peoples' Rights Policy.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that our Board take the steps necessary to adopt cumulative voting.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For

				8. Stockholder proposal requesting an amendment to Citi's proxy access bylaw provisions pertaining to the aggregation limit and the number of candidates.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the Board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the Board amend Citi's bylaws to give holders in the aggregate of 15% of Citi's outstanding common stock the power to call a special meeting.	Security Holder	Yes	Against	For

DDR Corp	DDR	23117H102	5/8/2018	1. Election of eight directors: a. Terrance R. Ahern, b. Jane E. DeFlorio, c. Thomas Finne, d. David R. Lukes, e. Victor B. MacFarlane, f. Alexander Otto, g. Scott D. Roulston, h. Barry A. Sholem.	Issuer	No
				2. Adoption of an amendment to the Company's articles of incorporation to eliminate the ability of shareholders to exercise cumulative voting in the election of directors.	Issuer	No
				3. Adoption of an amendment to the Company's code of regulations to implement proxy access in connection with annual meetings of shareholders.	Issuer	No

4. Authorization of the Company's board of directors to effect, in its discretion, a reverse stock split of the Company's common stock and the adoption of a corresponding amendment to the Company's articles of incorporation.
					Issuer	No
				5. Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Issuer	No
				6. Ratification of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	No

D.R. Horton, Inc.	DHI	23331A109	1/24/2018	1. To elect five directors: A. Donald R. Horton, B. Barbara K. Allen, C. Brad S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt.	Issuer	Yes	For	For
				2. Approval of the advisory resolution on executive compensation.	Issuer	Yes	For	For
				3. Approval of the advisory vote as to the frequency of future advisory votes on executive compensation.	Issuer	Yes	For	For
				4. Approval of the material terms of the performance criteria under the Company's 2017 incentive bonus plan.	Issuer	Yes	For	For
				5. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

Equity LifeStyle Properties, Inc.	ELS	29472R108	5/1/2018
1. To elect nine directors: 01. Phillip Calian, 02. David Contis,03. Constance Freedman, 04. Thomas Heneghan, 05. Tao Huang, 06. Marguerite Nader, 07. Sheli Rosenberg, 08. Howard Walker, 09. Samuel Zell.
					Issuer	No
				2. Ratification of the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for 2018.	Issuer	No
				3. Approval on a non-binding, advisory basis of our executive compensation.	Issuer	No

Freeport- McMoRan Inc.	FCX	35671D857	6/5/2018	1. Election of seven directors: 1. Richard C. Adkerson, 2. Gerald J. Ford, 3. Lydia H. Kennard, 4. Jon C. Madonna, 5. Courtney Mather, 6. Dustan E. McCoy, 7. Frances Fragos Townsend.	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of our named executive officers.	Issuer	Yes	For	For

Hitlon Grand Vacations Inc.	HGV	43283X105	5/10/2018	1. To elect seven directors: 01. Mark D. Wang, 02. Leonard A. Potter, 03. Brenda J. Bacon, 04. David W. Johnson, 05. Mark H. Lazarus, 06. Pamela H. Patsley, 07. Paul W. Whetsell.	Issuer	No
				2. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2018.	Issuer	No
				3. Approve, by non-binding vote, the compensation paid to the Company's named executive officers.	Issuer	No

Hilton Worldwide Holdings Inc.	HLT	43300A203	5/10/2018	1a. Election of director: Christopher J. Nassetta.	Issuer	No
				1b. Election of director: Jonathan D. Gray.	Issuer	No
				1c. Election of director: Charlene T. Begley.	Issuer	No
				1d. Election of director: Melanie L. Healey.	Issuer	No
				1e. Election of director: Raymond E. Mabus, Jr..	Issuer	No
				1f. Election of director: Judith A. McHale.	Issuer	No
				1g. Election of director: John G. Schreiber.	Issuer	No
				1h. Election of director: Elizabeth A. Smith.	Issuer	No
				1i. Election of director: Douglas M. Steenland.	Issuer	No
				1j. Election of director: Zhang Ling.	Issuer	No

				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2018.	Issuer	No
				3. Approval, in a non-binding advisory vote, of the compensation paid to the Company's named executive officers.	Issuer	No

The Howard Hughes Corporation	HHC	44267D107	5/17/2018
1. Election of ten directors: a. William Ackman, b. Adam Flatto, c. Jeffrey Furber, d. Beth Kaplan, e. Allen Model, f. R. Scot Sellers, g. Steven Shepsman, h. Burton M. Tansky, i. Mary Ann Tighe, j. David R. Weinreb.
					Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				3. The ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer	Yes	For	For

Jones Lang LaSalle Incorporated	JLL	48020Q107	5/30/2018	1a. Election of Director: Hugo Bague.	Issuer	No
				1b. Election of Director: Samuel A. Di Piazza, Jr..	Issuer	No
				1c. Election of Director: Dame DeAnne Julius.	Issuer	No
				1d. Election of Director: Shiela A. Penrose.	Issuer	No
				1e. Election of Director: Ming Lu.	Issuer	No
				1f. Election of Director: Bridget Macaskill.	Issuer	No
				1g. Election of Director: Martin H. Nesbitt.	Issuer	No
				1h. Election of Director: Ann Marie Petach.	Issuer	No
				1i. Election of Director: Shailesh Rao.	Issuer	No
				1j. Election of Director: Christian Ulbrich.	Issuer	No
				2. Non-binding, advisory vote approving executive compensation.	Issuer	No
				3. Ratification of appointment of KPMG LLP as independent registered public accounting firm.	Issuer	No

Lennar Corporation	LEN	526057104	2/12/2018
1. Approval of the issuance of shares of Lennar's Class A and Class B common stock in connection with the merger of CalAtlantic Group, Inc. with a newly formed wholly-owned subsidiary of Lennar, as contemplated by an Agreement and Plan of Merger, dated as of October 29, 2017, by and among CalAtlantic Group, Inc., Lennar and Cheetah Cub Group Corp.
					Issuer	No

				2. Approval of an amendment to Lennar's certificate of incorporation increasing the number of authorized shares of Lennar's Class A common stock from 300,000,000 shares to 400,000,000 shares.	Issuer	No

3. Approval of an adjournment of the Special Meeting of Stockholders, if necessary, to enable Lennar to solicit additional votes, if at the time of such meeting there are not sufficient votes to approve proposal 1 and 2.
					Issuer	No

Marriot International, Inc.	MAR	571903202	5/4/2018
1. To elect fourteen directors: 1a. J.W. Marriott, Jr., 1b. Mary K. Bush, 1c. Bruce W. Duncan, 1d. Deborah M. Harrison, 1e. Frederick A. Henderson, 1f. Eric Hippeau, 1g. Lawrence W. Kellner, 1h. Debra L. Lee, 1i. Aylwin B. Lewis, 1j. George Munoz, 1k. Steven S. Reinemund, 1l. W. Mitt Romney, 1m. Susan C. Schwab, 1n. Arne M. Sorenson.
					Issuer	No
				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal 2018.	Issuer	No
				3. Advisory vote to approve executive compensation.	Issuer	No
				4. Amend the Company's certificate of incorporation to provide holders of 25% of Company stock the right to call special meetings.	Issuer	No
				5. Stockholder resolution to allow holders of 15% of Company stock to call special meetings.	Security Holder	No
				6. Stockholder resolution to implement simple majority voting in the Company's governance documents.	Security Holder	No

Morgan Stanley	MS	617446448	5/24/2018
1. To elect twelve directors: a. Elizabeth Corley, b. Alistair Darling, c. Thomas H. Glocer, d. James P. Gorman, e. Robert H. Herz, f. Nobuyuki Hirano, g. Jami Miscik, h. Dennis M. Nally, i. Hutham S. Olayan, j. Ryosuke Tamakoshi, k. Perry M. Traquina, l. Rayford Wilkins, Jr..
					Issuer	Yes	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the Company's executive compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

NVR, Inc.	NVR	62944T105	5/2/2018
1. To elect twelve directors: A. C.E. Andrews, B. Timothy M. Donahue, C. Thomas D. Eckert, D. Alfred E. Festa, E. Ed Grier, F. Manuel H. Johnson, G. Mel Martinez, H. William A. Moran, I. David A. Preiser, J. W. Grady Rosier, K. Susan Williamson Ross, L. Dwight C. Schar.
					Issuer	Yes	For	For
				2. Ratification of appointment of KPMG LLP as independent auditor for the year ending December 31, 2018.	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				4. Adoption of the NVR, Inc. 2018 equity incentive plan.	Issuer	Yes	For	For

PotlatchDeltic Corporation	PCH	737630103	5/7/2018	1. To elect four directors: a. William L. Driscoll, b. Eric J. Cremers, c. D. Mark Leland, d. Lenore M. Sullivan.	Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP as Company's independent auditors for 2018.	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation.	Issuer	Yes	For	For

Rio Tinto Plc	RIO	767204100	4/11/2018	1. Receipt of the 2017 annual report.	Issuer	No
				2. Approval of the remuneration policy.	Issuer	No
				3. Approval of the directors' remuneration report: Implementation report.	Issuer	No
				4. Approval of the directors' remuneration report.	Issuer	No
				5A. Approval of the Rio Tinto 2018 equity incentive report.	Issuer	No
				5B. Approval of potential termination benefits payable under the Rio Tinto 2018 equity incentive plan.	Issuer	No
				6. To re-elect Megan Clark as a director.	Issuer	No
				7. To re-elect David Constable as a director.	Issuer	No
				8. To re-elect Ann Godbehere as a director.	Issuer	No
				9. To re-elect Simon Henry as a director.	Issuer	No
				10. To re-elect Jean-Sebastien Jacues as a director.	Issuer	No
				11. To re-elect Sam Laidlaw as a director.	Issuer	No
				12. To re-elect Michael L'Estrange as a director.	Issuer	No
				13. To re-elect Chris Lynch as a director.	Issuer	No
				14. To re-elect Simon Thompson as a director.	Issuer	No
				15. Re-appointment of auditors.	Issuer	No
				16. Remuneration of auditors.	Issuer	No
				17. Authority to make political donations.	Issuer	No

				18. General authority to allot shares.	Issuer	No
				19. Disapplication of pre-emption rights.	Issuer	No
				20. Authority to purchase Rio Tinto plc shares.	Issuer	No
				21. Notice period for general meetings other than annual general meetings.	Issuer	No

Teck Resources Limited	TECK	878742204	4/25/2018
1. To elect fifteen directors: 01. M.M. Ashar, 02. Q. Chong, 03. L.L. Dottori-Attanasio, 04. E.C. Dowling, 05. E. Fukuda, 06. N.B. Keevil, 07. N.B. Keevil III, 08. T. Kubota, 09. D.R. Lindsay, 10. S.A. Murray, 11. T.L. McVicar, 12. K.W. Pickering, 13. U.M. Power, 14. W.S.R. Seyffert, 15. T.R. Snider.
					Issuer	Yes	For	For
				2. To appoint PricewaterhouseCoopers LLP as auditors and to authorize the directors to fix the auditors' remuneration.	Issuer	Yes	For	For
				3. To approve the advisory resolution on the Corporation's approach to executive compensation.	Issuer	Yes	For	For

Toll Brothers, Inc.	TOL	889478103	3/13/2018	1A. Election of director: Robert I. Toll.	Issuer	No
				1B. Election of director: Douglas C. Yearley, Jr..	Issuer	No
				1C. Election of director: Edward G. Boehne.	Issuer	No
				1D. Election of director: Richard J. Braemer.	Issuer	No
				1E. Election of director: Christine N. Garvey	Issuer	No
				1F. Election of director: Carl B. Marbach.	Issuer	No
				1G. Election of director: John A. McLean.	Issuer	No
				1H. Election of director: Stephen A. Novick.	Issuer	No
				1I. Election of director: Wendell E. Pritchett.	Issuer	No
				1J. Election of director: Paul E. Shapiro.	Issuer	No
				2. The Ratification of the re-appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2018 fiscal year.	Issuer	No
				3. The approval, in an advisory and non-binding vote, of the compensation of the Company's named executive officers.	Issuer	No

Turquoise Hill Resources Ltd.	TRQ	900435108	5/8/2018	1. To elect seven directors: 01. James W. Gill, 02. R. Peter Gillin, 03. Stephen Jones, 04. Ulf Quellmann, 05. Russel C. Robertson, 06. Maryse Saint-Laurent, 07. Jeff Tygesen.	Issuer	Yes	For	For

				2. To appoint PricewaterhouseCoopers LLP, Chartered professional accountants, as auditors of the Corporation at a remuneration to be fixed by the board of directors.	Issuer	Yes	For	For
				3. Non-binding advisory vote to accept the approach to executive compensation.	Issuer	Yes	For	For

Vale S.A.	VALE	91912E105	10/18/2017	1. Amendment to Vale's by-laws.	Issuer	No
				2. Conversion of all class "A" preferred shares issued by Vale into common shares in the ratio of 0.9342 common share for each class "A" preferred share.	Issuer	No

3. Election of two members of the board of directors. A holder may vote for up to two candidates. If the quorum for the separate election is achieved, only one member will be elected pursuant to this resolution 3. if the quorum for separate election is not achieved, two members will be elected pursuant to this resolution 3.

				3.1. Candidate 1: Isabella Soboya, as effective member.	Issuer	No
				3.2. Candidate 2: Ricardo Reisen de Pinho, as effective member and Marcio Guedes Pereira Junior, as alternate.	Issuer	No
4. Separate election process for one member of the board of directors by non-controlling holders of common shares.
				4.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				4.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C. H. Bastit, as alternate.	Issuer	No
5. Separate election process for one member of the board of directors by non-controlling holders of common shares aggregated with preferred shares.
				5.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				5.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C.H. Bastit as alternate.	Issuer	No

Vale S.A.	VALE	91912E105	12/21/2017	1. Proposal to list Vale's shares on the "Novo Mercado" special segment of the B3 S.A. - Brasil, Bolsa, Balcao (B3)	Issuer	No
				2. Amendment to Vale's by-laws.	Issuer	No
				3. Approval of the protocol and justification of merger of Balderton.	Issuer	No
				4. Approval of the protocol and justification of merger of Fortlee.	Issuer	No
				5. Approval of the protocol and justification of partial spin-off of EBM, with the merger of the spun-off portion into Vale.	Issuer	No

				6. Ratification of premiumbravo auditores independentes as auditors.	Issuer	No
				7. Approval of the appraisal report of Balderton, prepard by the specialized company.	Issuer	No
				8. Approval of the appraisal report of Fortlee, prepared by the specialized company.	Issuer	No
				9. Approval of the appraisal report of the spun-off portion of EBM's equity, prepared by the specialized company.	Issuer	No
				10. Approval of the merger of Balderton.	Issuer	No
				11. Approval of the merger of Fortlee.	Issuer	No
				12. Approval of the merger of the spun-off portion of EBM's equity.	Issuer	No
				13. Ratification of appointment of effective and alternate members of the board of directors.	Issuer	No

Vale S.A	VALE	91912E105	4/13/2018	1. Evaluation of the management's report and analysis, discussion and vote on the financial statements for the fiscal year ended December 31, 2017.	Issuer	Yes	For	For
				2. Proposal for the allocation of profits for the year 2017, and the consequent approval of Vale's capital budget.	Issuer	Yes	For	For
				3. Ratification of nomination of Mr. Ney Roberto Ottoni de Brito as principal member of the Board of Directors.	Issuer	Yes	For	For

4. Election of the members of the Fiscal Council and respective alternates nominated by controlling shareholders: Marcelo Amaral Moraes = Effective, Marcus Vinicius Dias Severini = Effective, Eduardo Cesar Pasa = Effective, Sergio Mamede Rosa do Nascimento = Alternate.
					Issuer	Yes	For	For
				5. Setting the compensation of management and members of the Fiscal Council for the year 2018.	Issuer	Yes	For	For
				6. Ratification of the annual compensation paid to management and members of the Fiscal Council in the year 2017.	Issuer	Yes	For	For
				E1. Amendment to Vale's by-laws and its restatement.	Issuer	Yes	For	For

Weyerhaeuser Company	WY	962166104	5/18/2018	1. To elect eleven directors:
				1a. Mark A. Emmert.	Issuer	No
				1b. Rick R. Holley.	Issuer	No
				1c. Sara Grootwassink Lewis.	Issuer	No
				1d. John F. Morgan Sr..	Issuer	No
				1e. Nicole W. Piasecki.	Issuer	No
				1f. Marc F. Racicot.	Issuer	No
				1g. Lawrence A. Selzer.	Issuer	No
				1h. Doyle R. Simons.	Issuer	No

				1i. D.Michael Steuert.	Issuer	No
				1j. Kim Williams.	Issuer	No
				1k. Charles R. Williamson.	Issuer	No
				2. Approval, on an advisory basis, of the compensation of the named executive officers.	Issuer	No
				3. Ratification of selection of KPMG LLP as the Company's independent registered public accounting firm for 2018.	Issuer	No

Wyndham Worldwide Corporation	WYND	98310W108	5/17/2018
1. To elect eight directors: 01. Myra J. Biblowit, 02. Louise F. Brady, 03. James E. Buckman, 04. George Herrera, 05. Stephen P. Holmes, 06. Brian M. Mulroney, 07. Pauline D.E. Richards, 08. Michael H. Wargotz.
					Issuer	Yes	For	For
				2. To vote on an advisory resoultion to approve executive compensation.	Issuer	Yes	For	For
				3. To vote on a proposal to ratify the appointment of Deloitte & Touche LLP to serve as Company's independent registered public accounting firm for fiscal year 2018.	Issuer	Yes	For	For
				4. To vote on a proposal to approve the amendment and restatement of the Wyndham Worldwide 2006 Equity and Incentive Plan.	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding political contributions disclosure.	Security Holder	Yes	Against	For

CGM Trust - File No. 811-00082

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
AbbVie Inc.	ABBV	00287Y109	5/4/2018	1. To elect four directors: 01. Roxanne S. Austin, 02. Richard A. Gonzalez, 03. Rebecca B. Roberts, 04. Glenn F. Tilton.	Issuer	No
				2. Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2018.	Issuer	No
				3. An advisory vote on the approval of executive compensation.	Issuer	No
				4. An advisory vote on the frequency of the advisory vote to approve executive compensation.	Issuer	No
				5. Approval of a management proposal regarding amendment of the certificate of incorporation for the annual election of directors.	Issuer	No
				6. Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting.	Issuer	No
				7. Stockholder proposal regarding an annual report on lobbying.	Issuer	No
				8. Stockholder proposal to separate chair and CEO.	Issuer	No
				9. Stockholder proposal to issue an annual compensation committee report on drug pricing.	Issuer	No

Banco Bradesco SA	BBD	59460303	3/12/2018	5a. Election of the fiscal council: Luiz Carlos de Freitas (effective) and Joao Sabino (alternate).	Issuer	No
				5b. Election of the fiscal council: Walter Luis Bernardes Albertoni (effective) and Reginaldo Ferreira Alexandre (alternate).	Issuer	No
				5c. Election of the fiscal council: Luiz Alberto de Castro Fallerios (effective) and Eduardo Georges Chehab (alternate).	Issuer	No

Bank of America	BAC	60505104	4/25/2018
1. Election of fifteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Michael D. White M. Thomas D. Woods, N. R. David Yost, O. Maria T. Zuber.
					Issuer	Yes	For	For

				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				4. Stockholder proposal regarding independent board chairman.	Security Holder	Yes	Against	For

Carnival Corporation	CCL	143658300	4/11/2018	1. Re-elect Mickey Arison as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				2. Re-elect Sir Jonathon Band as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				3. Elect Jason Glen Cahilly as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				4. Re-elect Helen Deeble as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				5. Re-elect Arnold W. Donald as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				6. Re-elect Richard J. Glasier as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				7. Re-elect Debra Kelly-Ennis as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				8. Re-elect Sir John Parker as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				9. Re-elect Stuart Subonick as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				10. Re-elect Laura Weil as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				11. Re-elect Randall J. Weisenburger as a Director of Carnival Corporation and as a Director of Carnival plc.	Issuer	Yes	For	For
				12. Hold a (non-binding) advisory vote to approve executive compensation (in accordance with legal requirements applicable to U.S. companies).	Issuer	Yes	For	For
				13. Approve the Carnival plc Directors' Remuneration Report (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For

14. Re-appoint the UK firm of PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of the U.S. firm of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm of Carnival Corporation.
					Issuer	Yes	For	For

				15. Authorize the Audit Committee of Carnival plc to determine the renumeration of the independent auditors of Carnival plc (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For
				16. Receive the UK accounts and reports of the Directors and auditors of Carnival plc for the year ended November 30, 2017 (in accordance with legal requirements applicable to UK companies).	Issuer	Yes	For	For
				17. Approve the giving of authority for the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Yes	For	For
				18. Approve the disapplication of pre-emption rights in relation to the allotment of new shares by Carnival plc (in accordance with customary practice for UK companies).	Issuer	Yes	For	For

19. Approve a general authority for Carnvial plc to buy back Carnival plc ordinary shares in the open market (in accordance with legal requirements applicable to UK companies desiring to implement share buy back programs).
					Issuer	Yes	For	For
				20. Transact such other business as may properly come before the meeting.	Issuer	Yes	For	For

The Charles Schwab Corporation	SCHW	808513105	5/15/2018	1a. Election of director: Walter W. Bettinger II.	Issuer	No
				1b. Election of director: Joan T. Dea.	Issuer	No
				1c. Election of director: Christopher V. Dodds.	Issuer	No
				1d. Election of director: Mark A. Goldfarb.	Issuer	No
				1e. Election of director: Charles A. Ruffel.	Issuer	No
				2. Ratification of the selection of Deloitte & Touche LLP as independent auditors.	Issuer	No
				3. Advisory vote to approve named executive officer compensation.	Issuer	No
				4. Approval of 2013 Stock Incentive Plan as amended and restated.	Issuer	No
				5. Approval of amended and restated bylaws to adopt a proxy access bylaw for director nominations by stockholders.	Issuer	No
				6. Stockholder proposal requesting annual disclosure of EEO-1 data.	Security Holder	No
				7. Stockholder proposal requesting disclosure of the Company's political contributions and expenditures, recipients, and related policies and procedures.	Security Holder	No

Citigroup Inc.	C	172967424	4/24/2018
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. John C. Dugan, D. Duncan P. Hennes, E. Peter B. Henry, F. Franz B. Humer, G. S. Leslie Ireland, H. Renee J. James, I. Eugene M. McQuade, J. Michael E. O'Neill, K. Gary M. Reiner, L. Anthony M. Santomero, M. Diana L. Taylor, N. James S. Turley, O. Deborah C. Wright, P.Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2017 executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Stockholder proposal requesting a Human and Indigenous Peoples' Rights Policy.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting that our Board take the steps necessary to adopt cumulative voting.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting an amendment to Citi's proxy access bylaw provisions pertaining to the aggregation limit and the number of candidates.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting that the Board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the Board amend Citi's bylaws to give holders in the aggregate of 15% of Citi's outstanding common stock the power to call a special meeting.	Security Holder	Yes	Against	For

Diamondback Energy, Inc.	FANG	25278X109	6/7/2018	1. To elect seven directors: A. Steven E. West, B. Travis D. Slice, C. Michael L. Hollis, D. Michael P. Cross, E. David L. Houston, F. Mark L. Plaumann, G. Melanie M. Trent.	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation paid to the Company's named executive directors.	Issuer	Yes	For	For
				3. Proposal to ratify the appointment of Grant Thornton LLP as the Company's independent auditors for the fiscal year ending December 31, 2018.	Issuer	Yes	For	For

D.R. Horton, Inc.	DHI	23331A109	1/24/2018	1. To elect five directors: A. Donald R. Horton, B. Barbara K. Allen, C. Brad S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt.	Issuer	No

				2. Approval of the advisory resolution on executive compensation.	Issuer	No
				3. Approval of the advisory vote as to the frequency of future advisory votes on executive compensation.	Issuer	No
				4. Approval of the material terms of the performance criteria under the Company's 2017 incentive bonus plan.	Issuer	No
				5. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	No

JP Morgan Chase & Co.	JPM	46625H100	5/15/2018
1. To elect twelve directors: a. Linda B. Bammann, b. James A. Bell, c. Stephen B. Burke, d. Todd A. Combs, e. James S. Crown, f. James Dimon, g. Timothy P. Flynn, h. Mellody Hobson, i. Laban P. Jackson, Jr., j. Michael A. Neal, k. Lee R. Raymond, l. William C. Weldon.
					Issuer	Yes	For	For
				2. Ratification of special meeting provisions in the Firm's By-Laws.	Issuer	Yes	For	For
				3. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				4. Approval of Amended and Restated Long-Term Incentive Plan effective May 15, 2018	Issuer	Yes	For	For
				5. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

6. Shareholder proposal requesting Board of Directors to adopt a policy, and amend governing documents as necessary, to require henceforth that the Chair of the Board of Directors, whenever possible, be an independent member of the board.
					Security Holder	Yes	Against	For

7. Shareholder proposal requesting the Board of Directors adopt a policy prohibiting the vesting of equity-based awards for senior executives due to a voluntary resignation to enter government service.
					Security Holder	Yes	Against	For

8. Shareholder proposal requesting the Board of Directors issue a report analyzing JPMorgan's published corporate values align with its policies regarding investments in companies tied to genocide or crimes against humanity, and specifically explain how its investments in CNPC/PetroChina are consistent with its published corporate values.
					Security Holder	Yes	Against	For
				9. Shareholder proposal recommending the Board take the steps necessary to adopt cumulative voting.	Security Holder	Yes	Against	For

Lam Research Corporation	LCRX	512807108	11/8/2017
1. To elect ten directors: 01. Martin B. Anstice, 02. Eric K. Brandt, 03. Michael R. Cannon, 04. Youssef A. El-Mansy, 05. Christine A. Heckart, 06. Young Bum (YB) Koh, 07. Catherine P. Lego, 08. Stephen G. Newberry, 09. Abhijit Y. Talwalkar, 10. Lih Shyng Tsai.
					Issuer	Yes	For	For
				2. Advisory vote to approve the compensation of the named executive officers of Lam Research.	Issuer	Yes	For	For
				3. Advisory vote to approve the frequency of holding future stockholder advisory votes on Company's named executive officer compensation to 1 year.	Issuer	Yes	For	For
				4. Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2018.	Issuer	Yes	For	For
				5. Stockholder proposal regarding annual disclosure of EEO-1 Data.	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	2/12/2018
1. Approval of the issuance of shares of Lennar's Class A and Class B common stock in connection with the merger of CalAtlantic Group, Inc. with a newly formed wholly-owned subsidiary of Lennar, as contemplated by an Agreement and Plan of Merger, dated as of October 29, 2017, by and among CalAtlantic Group, Inc., Lennar and Cheetah Cub Group Corp.
					Issuer	No
				2. Approval of an amendment to Lennar's certificate of incorporation increasing the number of authorized shares of Lennar's Class A common stock from 300,000,000 shares to 400,000,000 shares.	Issuer	No

3. Approval of an adjournment of the Special Meeting of Stockholders, if necessary, to enable Lennar to solicit additional votes, if at the time of such meeting there are not sufficient votes to approve proposal 1 and 2.
					Issuer	No

LyondellBasell Industries N.V.	LYB	N53745100	6/1/2018	1. Adoption of the proposed amendments to Company's articles of association.	Issuer	No

2. Election of directors to Company's unitary board and Company's supervisory board, for the period following the meeting until the unitary board is formally implemented or in the event the amendments to Company's articles of association are not adopted: 2a. Bhavesh (Bob) Patel (unitary board only), 2b. Robert Gwin, 2c. Jacques Aigrain, 2d. Lincoln Benet, 2e. Jagjeet Bindra, 2f. Robin Buchanan, 2g. Stephen Cooper, 2h. Nance Dicciani, 2i. Claire Farley, 2j. Isabella Goren, 2k. Bruce Smith, 2l. Rudy van der Meer.
					Issuer	No

3. Election of directors to Company's management board, for the period following the meeting until the unitary board is formally implemented or in the event the amendments to Company's articles of association are not adopted: 3a. Bhavesh (Bob) Patel, 3b. Thomas Aebischer, 3c. Daniel Coombs, 3d. Jeffrey Kaplan, 3e. James Guilfoyle.
					Issuer	No
				4. Adoption of Dutch Statutory annual accounts for 2017.	Issuer	No
				5. Discharge from liability of members of the management board.	Issuer	No
				6. Discharge from liability of members of the supervisory board.	Issuer	No
				7. Appointment of PricewaterhouseCoopers accountants N.V. as the auditor for Company's 2018 Dutch Statutory annual accounts.	Issuer	No
				8. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for 2018.	Issuer	No
				9. Ratification and approval of dividends in respect of the 2017 Dutch Statutory annual account.	Issuer	No
				10. Advisory (non-binding) vote approving executive compensation.	Issuer	No
				11. Authorization to conduct shares repurchases.	Issuer	No
				12. Authorization of the cancellation of shares.	Issuer	No
				13. Amendment and extension of employee stock purchase plan.	Issuer	No

Micron Technology, Inc.	MU	595112103	1/17/2018	1. To elect seven directors: 1. Robert L. Bailey, 2. Richard M. Beyer, 3. Patrick J. Byrne, 4. Mercedes Johnson, 5. Sanjay Mehrotra, 6. Lawrence N. Mondry, 7. Robert E. Switz.	Issuer	Yes	For	For
				2. Approve Company's employee stock purchase plan with 33 million shares reserved for issuance thereunder.	Issuer	Yes	For	For
				3. Approve the material terms of the performance goals under Company's executive officer performance incentive plan.	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the fiscal year ending August 30, 2018.	Issuer	Yes	For	For
				5. Approve a non-binding resolution to approve executive compensation	Issuer	Yes	For	For
				6. Approve, in a non-binding vote, the frequency with which shareholders will be entitled to have an advisory vote on executive compensation to 1 year.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/24/2018
1. To elect twelve directors: a. Elizabeth Corley, b. Alistair Darling, c. Thomas H. Glocer, d. James P. Gorman, e. Robert H. Herz, f. Nobuyuki Hirano, g. Jami Miscik, h. Dennis M. Nally, i. Hutham S. Olayan, j. Ryosuke Tamakoshi, k. Perry M. Traquina, l. Rayford Wilkins, Jr..
					Issuer	Yes	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the Company's executive compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Netease, Inc.	NTES	64110W102	9/8/2017	1A. Re-election of director: William Lei Ding.	Issuer	No
				1B. Re-election of director: Alice Cheng.	Issuer	No
				1C. Re-election of director: Denny Lee.	Issuer	No
				1D. Re-election of director: Joseph Tong.	Issuer	No
				1E. Re-election of director: Lun Feng.	Issuer	No
				1F. Re-election of director: Michael Leung.	Issuer	No
				1G. Re-election of director: Michael Tong.	Issuer	No
				2. Appoint PricewaterhouseCoopers Zhong Tian LLP as independent auditors of Netease, Inc. for the fiscal year ending December 31, 2017.	Issuer	No

Petroleo Brasileiro S.A.	PBR	71654V408	4/26/2018	E1. Proposal for the amendment of Petrobras' bylaw.	Issuer	No
				E2. Consolidation of the bylaw to reflect the approved amendments.	Issuer	No

1. To analyze manageents accounts, examination, discussion and voting of the integrated reporting and the Company's financial statements, accompanied by the report of the independent auditors and the fiscal council's report, for the fiscal year ended December 31, 2017.
					Issuer	No
				2. Set the number of members of the Board of directors, as proposed.	Issuer	No
				3. Election of the members of the Board of directors.	Issuer	No
				3a1. Candidates nominated by the controlling shareholder:	Issuer	No
				1. Luiz Nelson Guedes de Carvalho.	Issuer	No
				2. Pedro Pullen Parente.	Issuer	No
				3. Francisco Petros Oliveira Lima Papathanasiadis.	Issuer	No
				4. Sergen Farid Estefen.	Issuer	No

				5. Jose Alberto de Paula Torres Lima.	Issuer	No
				6. Clarissa de Arauujo Lins.	Issuer	No
				7. Ana Lucia Pocas Zambelli.	Issuer	No
				8. Jeronimo Antunes.	Issuer	No
				3a2. If one of the candidates that compose the slate fails to integrate it, your vote will continue to be conferred to the chosen slate.	Issuer	No
				3a3. In case of adoption of the multiple vote process, to distribute your votes in equal percentages by the members of the controlling shareholder slate.	Issuer	No
				3b. Candidates nominated by minority shareholders for the separate election:	Issuer	No
				3b1. Marcelo Mesquita de Siqueira Filho.	Issuer	No
				3b2. Marcelo Gasparino da Silva.	Issuer	No
				4. Election of the chairman of the Board of directors: Luiz Nelson Guedes de Carvalho.	Issuer	No
				5. Election of the members of the Fiscal Council.	Issuer	No

5a. Candidates nominated by the controlling shareholder: Holder: Adriano Pereira de Paula, Substitute: Jose Franco Medeiros de Morais, Holder: Marisete Fatima Dadald Pereira, Substitute: Agnes Maria de Aragao Costa, Holder: Eduardo Cesar Pasa, Substitute: Mauricyo Jose Andrade Correia.
					Issuer	No
				5b. Candidates nominated by minority shareholders for the separate election: Holder: Reginaldo Ferreira Alexandre, Substitute: Susan Hanna Stiphan Jabra.	Issuer	No
				6. Establishment of the financial compensation of directors, members of the Fiscal Council and members of the Statutory Advisory Committees to the Board of Directors.	Issuer	No

Posco	PKX	693483109	3/9/2018	1. Approval of the 50th FY financial statements.	Issuer	Yes	For	For
				2.1. Partial amendments to Articles of Incorporation: Purpose of the Company business.	Issuer	Yes	For	For
				2.2. Partial amendments to Articles of Incorporation: Number of directors.	Issuer	Yes	For	For
				2.3. Partial amendments to Articles of Incorporation: Reorganization of Special Committees.	Issuer	Yes	For	For
				3. Election of four inside directors: 3.1. Oh, In-Hwan, 3.2. Chang, In-Hwa, 3.3. Yu, Seong, 3.4. Chon, Jung-son.	Issuer	Yes	For	For
				4. Election of four outside directors: 4.1. Kim, Sung-jin, 4.2. Kim, Joo-Hyun, 4.3. Park, Kyung-Suh, 4.4. Bahk, Byong-Won.	Issuer	Yes	For	For
				5. Election of Audit Committee member: Bahk, Byong-Won.	Issuer	Yes	For	For

				6. Approval of limit of total remuneration for directors.	Issuer	Yes	For	For

Prudential Financial, Inc.	PRU	744320102	5/8/2018
1. To elect twelve directors: a. Thomas J. Baltimore, Jr., b. Gilbert F. Casellas, c. Mark B. Grier, d. Martina Hund-Mejean, e. Karl J. Krapek, f. Peter R. Lighte, g. George Paz, h. Sandra Pianalto, i. Christine A. Poon, j. Douglas A. Scovanner, k. John R. Strangfeld, l. Michael A. Todman.
					Issuer	Yes	For	For
				2. To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2018.	Issuer	Yes	For	For
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Shareholder proposal regarding an independent Board Chairman.	Issuer	Yes	Against	For

Skyworks Solutions, Inc.	SWKS	83088M102	5/9/2018	1.1 Election of director: David J. Aldrich.	Issuer	No
				1.2 Election of director: Kevin L. Beebe.	Issuer	No
				1.3 Election of director: Timothy R. Furey.	Issuer	No
				1.4 Election of director: Liam K. Griffin.	Issuer	No
				1.5 Election of director: Balakrishnan S. Iyer.	Issuer	No
				1.6 Election of director: Christine King.	Issuer	No
				1.7 Election of director: David P. McGlade.	Issuer	No
				1.8 Election of director:David J. McLachlan.	Issuer	No
				1.9 Election of director: Robert A. Schriesheim.	Issuer	No
				2. To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm.	Issuer	No
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No
				4. To approve the Company's amended and restated 2008 director long-term incentive plan, as amended.	Issuer	No
				5. To ratify an amendment to the Company's by-laws that provides the Company's stockholder the right to request a special meeting of stockholders.	Issuer	No

Textron Inc.	TXT	883203101	4/25/2018	1. Election of eleven directors:
				1a. Scott C. Donnelly.	Issuer	No
				1b. Kathleen M. Bader.	Issuer	No
				1c. R. Kerry Clark.	Issuer	No
				1d. James T. Conway.	Issuer	No

				1e. Lawrence K. Fish.	Issuer	No
				1f. Paul E. Gagne.	Issuer	No
				1g. Ralph D. Heath.	Issuer	No
				1h. Deborah Lee James.	Issuer	No
				1i. Lloyd G. Trotter.	Issuer	No
				1j. James L. Ziemer.	Issuer	No
				1k. Maria T. Zuber.	Issuer	No
				2. Approval of the advisory (non-binding) resolution to approve executive compensation.	Issuer	No
				3. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	No
				4. Shareholder proposal regarding shareholder action by written consent.	Security Holder	No
				5. Shareholder proposal regarding director tenure limit.	Security Holder	No

Transocean Ltd.	RIG	H8817H100	5/18/2018	1. Approval of the 2017 annual report, including the audited consolidated financial statements and the audited statutory financial statements of Transocean Ltd. For fiscal year 2017.	Issuer	No
				2. Discharge of the members of the board of directors and executive management team from liability for activities during fiscal year 2017.	Issuer	No

3. Appropriation of the accumulated loss for fiscal year 2017 and release of CHF 1,500,000,000 of statutory capital reserves from capital contribution and allocation to free capital reserves from capital contribution.
					Issuer	No
				4. Renewal of authorized share capital.	Issuer	No
5. Re-election of eleven directors, each for a term extending until completion of the next annual general meeting.
				5A. Glyn A. Barker.	Issuer	No
				5B. Vanessa C.L. Chang.	Issuer	No
				5C. Frederico F. Curado.	Issuer	No
				5D. Chadwick C. Deaton.	Issuer	No
				5E. Vincent J. Intrieri.	Issuer	No
				5F. Samuel J. Merksamer.	Issuer	No
				5G. Merrill A. "Pete" Miller, Jr..	Issuer	No
				5H. Frederik W. Mohn.	Issuer	No
				5I. Edward R. Muller.	Issuer	No
				5J. Tan Ek Kia.	Issuer	No
				5K. Jeremy D. Thigpen.	Issuer	No
				6. Election of Merrill A. "Pete" Miller, Jr. as the chairman of the board of directors for a term extending until completion of the next annual general meeting.	Issuer	No

7. Election of the members of the compensation committee, each for a term extending until completion of the next annual general meeting.
				7A. Frederico F. Curado.	Issuer	No
				7B. Vincent J. Intrieri.	Issuer	No
				7C. Tan Ek Kia.	Issuer	No
				8. Re-election of Schweiger Advokatur / Notariat as the independent proxy for a term extending until completion of the next annual general meeting.	Issuer	No

9. Appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2018 and re-election of Ernst & Young Ltd, Zurich, as the Company's auditor for a further one-year term.
					Issuer	No
				10. Advisory vote to approve named executive officer compensation.	Issuer	No
11. Prospective votes on the maximum compensation of the board of directors and executive management team, respectively.
				11A. Ratification of an amount of US $4,121,000 as the maximum aggregate amount of compensation of the board of directors for the period between 2018 and the 2019 annual general meetings.	Issuer	No
				11B. Ratification of an amount of US $24,000,000 as the maximum aggregate amount of compensation of the executive management team for fiscal year 2019.	Issuer	No
				12. Approval of amendment to Transocean Ltd. 2015 Long-Term incentive plan for additional reserves.	Issuer	No

Turquoise Hill Resources Ltd.	TRQ	900435108	5/8/2018	1. To elect seven directors: 01. James W. Gill, 02. R. Peter Gillin, 03. Stephen Jones, 04. Ulf Quellmann, 05. Russel C. Robertson, 06. Maryse Saint-Laurent, 07. Jeff Tygesen.	Issuer	Yes	For	For
				2. To appoint PricewaterhouseCoopers LLP, Chartered professional accountants, as auditors of the Corporation at a remuneration to be fixed by the board of directors.	Issuer	Yes	For	For
				3. Non-binding advisory vote to accept the approach to executive compensation.	Issuer	Yes	For	For

United Rental, Inc.	URI	911363109	5/9/2018	1a. Election of director: Jose B. Alvarez.	Issuer	No
				1b. Election of director: Jenne K. Britell.	Issuer	No
				1c. Election of director: Marc A. Bruno.	Issuer	No
				1d. Election of director: Bobby J. Griffin.	Issuer	No
				1e. Election of director: Terri L. Kelly.	Issuer	No
				1f. Election of director: Michael J. Kneeland.	Issuer	No

				1g. Election of director: Gracia C. Martore.	Issuer	No
				1h. Election of director: Jason D. Papastavrou.	Issuer	No
				1i. Election of director: Filippo Passerini.	Issuer	No
				1j. Election of director: Donald C. Roof.	Issuer	No
				1k. Election of director: Shiv Singh.	Issuer	No
				2. Ratification of appointment of Ernst & Young LLP as public accounting firm.	Issuer	No
				3. Advisory approval of executive compensation.	Issuer	No
				4. Stockholder proposal on shareholder right to act by written consent.	Security Holder	No

Vale S.A.	VALE	91912E105	10/18/2017	1. Amendment to Vale's by-laws.	Issuer	No
				2. Conversion of all class "A" preferred shares issued by Vale into common shares in the ratio of 0.9342 common share for each class "A" preferred share.	Issuer	No

3. Election of two members of the board of directors. A holder may vote for up to two candidates. If the quorum for the separate election is achieved, only one member will be elected pursuant to this resolution 3. if the quorum for separate election is not achieved, two members will be elected pursuant to this resolution 3.

				3.1. Candidate 1: Isabella Soboya, as effective member.	Issuer	No
				3.2. Candidate 2: Ricardo Reisen de Pinho, as effective member and Marcio Guedes Pereira Junior, as alternate.	Issuer	No
4. Separate election process for one member of the board of directors by non-controlling holders of common shares.
				4.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				4.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C. H. Bastit, as alternate.	Issuer	No
5. Separate election process for one member of the board of directors by non-controlling holders of common shares aggregated with preferred shares.
				5.1. Candidate 1: Sandra Guerra, as effective member.	Issuer	No
				5.2. Candidate 2: Marcelo Gasparino da Silva, as effective member, and Bruno C.H. Bastit as alternate.	Issuer	No

Vale S.A.	VALE	91912E105	12/21/2017	1. Proposal to list Vale's shares on the "Novo Mercado" special segment of the B3 S.A. - Brasil, Bolsa, Balcao (B3)	Issuer	No
				2. Amendment to Vale's by-laws.	Issuer	No

				3. Approval of the protocol and justification of merger of Balderton.	Issuer	No
				4. Approval of the protocol and justification of merger of Fortlee.	Issuer	No
				5. Approval of the protocol and justification of partial spin-off of EBM, with the merger of the spun-off portion into Vale.	Issuer	No
				6. Ratification of premiumbravo auditores independentes as auditors.	Issuer	No
				7. Approval of the appraisal report of Balderton, prepard by the specialized company.	Issuer	No
				8. Approval of the appraisal report of Fortlee, prepared by the specialized company.	Issuer	No
				9. Approval of the appraisal report of the spun-off portion of EBM's equity, prepared by the specialized company.	Issuer	No
				10. Approval of the merger of Balderton.	Issuer	No
				11. Approval of the merger of Fortlee.	Issuer	No
				12. Approval of the merger of the spun-off portion of EBM's equity.	Issuer	No
				13. Ratification of appointment of effective and alternate members of the board of directors.	Issuer	No

Vale S.A	VALE	91912E105	4/13/2018	1. Evaluation of the management's report and analysis, discussion and vote on the financial statements for the fiscal year ended December 31, 2017.	Issuer	Yes	For	For
				2. Proposal for the allocation of profits for the year 2017, and the consequent approval of Vale's capital budget.	Issuer	Yes	For	For
				3. Ratification of nomination of Mr. Ney Roberto Ottoni de Brito as principal member of the Board of Directors.	Issuer	Yes	For	For

4. Election of the members of the Fiscal Council and respective alternates nominated by controlling shareholders: Marcelo Amaral Moraes = Effective, Marcus Vinicius Dias Severini = Effective, Eduardo Cesar Pasa = Effective, Sergio Mamede Rosa do Nascimento = Alternate.
					Issuer	Yes	For	For
				5. Setting the compensation of management and members of the Fiscal Council for the year 2018.	Issuer	Yes	For	For
				6. Ratification of the annual compensation paid to management and members of the Fiscal Council in the year 2017.	Issuer	Yes	For	For
				E1. Amendment to Vale's by-laws and its restatement.	Issuer	Yes	For	For

Western Digital Corporation	WDC	958102105	11/2/2017	1. To elect eight directors:
				1a. Martin I. Cole	Issuer	No

				1b. Kathleen A. Cote.	Issuer	No
				1c. Henry T. DeNero.	Issuer	No
				1d. Michael D. Lambert.	Issuer	No
				1e. Len J. Lauer.	Issuer	No
				1f. Matthew E. Massengill.	Issuer	No
				1g. Stephen D. Milligan.	Issuer	No
				1h. Paula A. Price.	Issuer	No
				2. To approve on an advisory basis the named executive officer compensation.	Issuer	No
				3. To approve on an advisory basis the frequency of future advisory votes on named executive officer compensation.	Issuer	No

4. To approve an amendment and restatement of Company's 2004 performance incentive plan that would among other things, rename the plan as the "2017 performance incentive plan" and increase by fourteen million (14,000,000) the number of shares of common stock available for issuance under the plan.
					Issuer	No
				5. To ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for the fiscal year ending June 29, 2018.	Issuer	No

Westlake Chemical Corporation	WLK	960413102	5/18/2018	1. To elect four directors: 01. James Chao, 02. Mark A. McCollum, 03. R. Bruce Northcutt, 04. H. John Riley, Jr..	Issuer	No
				2. Ratify appointment of PricewaterhouseCoopers LLP to serve as Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	Issuer	No

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ David C. Fietze
David C. Fietze, President

Date	August 30, 2018

* Print the name and title of each signing officer under his or her signature.